Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation	The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP, U.S. GAAP, or generally accepted accounting principles). The condensed consolidated financial statements include the accounts of Sonder Holdings Inc., its wholly owned subsidiaries, and one variable interest entity (VIE) for which it is the primary beneficiary in accordance with consolidation accounting guidance. All intercompany balances and transactions have been eliminated in consolidation. In the opinion of Sonder, the accompanying unaudited condensed consolidated financial statements contain all adjustments, including normal recurring adjustments, necessary to present fairly its financial position as of September 30, 2021, its results of operations and comprehensive loss, mezzanine equity and stockholders’ deficit, and cash flows for the nine months ended September 30, 2021 and 2020. Sonder’s results of operations and comprehensive loss, mezzanine equity and stockholders’ deficit, and cash flows for the nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the full year.The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP, U.S. GAAP, or generally accepted accounting principles). The consolidated financial statements include the accounts of Sonder Holdings Inc., its wholly owned subsidiaries, and one variable interest entity (VIE) for which it is the primary beneficiary in accordance with consolidation accounting guidance. All intercompany balances and transactions have been eliminated in consolidation. The functional currency of the former parent company, Sonder Canada Inc., was the Canadian dollar, and the reporting currency was the U.S. dollar. As Sonder Holdings Inc. became the new parent company on December 20, 2019 as a result of the corporate inversion, both the functional and reporting currency became the U.S. dollar. Sonder shareholders of Sonder Canada Inc. either transferred their shares to the shares of Sonder Holdings Inc. or received special voting shares of Sonder Holdings Inc. and converted their shares of Sonder Canada Inc. to exchangeable shares of Sonder Canada Inc. Refer to Note 12. Exchangeable shares and redeemable convertible preferred stock for details.
Principles of Consolidation	Sonder consolidates its VIE in which it holds a variable interest and is the primary beneficiary. Sonder is the primary beneficiary when it (1) has the power to direct the activities that most significantly impact the economic performance of this VIE and (2) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to this VIE. As a result, Sonder consolidates the assets and liabilities of this VIE. If Sonder is not deemed to be the primary beneficiary in a VIE, it accounts for the investment or other variable interest in a VIE in accordance with applicable U.S. GAAP. As of September 30, 2021 and December 31, 2020, Sonder’s consolidated VIE was not material to the condensed consolidated financial statements.Sonder consolidates its VIE in which it holds a variable interest and is the primary beneficiary. Sonder is the primary beneficiary when it (1) has the power to direct the activities that most significantly impact the economic performance of this VIE and (2) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to this VIE. As a result, Sonder consolidates the assets and liabilities of this VIE. If Sonder is not deemed to be the primary beneficiary in a VIE, it accounts for the investment or other variable interest in a VIE in accordance with applicable U.S. GAAP. As of December 31, 2020 and 2019, Sonder’s consolidated VIE was not material to the consolidated financial statements.
Use of Estimates	The preparation of condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of income and expense during the reporting periods. Such management estimates include revenue recognition, bad debt allowance, the fair value of share-based awards, valuation of common stock, estimated useful life of software development costs, valuation of intellectual property and intangible assets, contingent liabilities, and valuation allowance for deferred tax assets, among others. These estimates are based on information available as of the date of the condensed consolidated financial statements; therefore, actual results could differ from those estimates.The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expense during the reporting periods. Significant management estimates include revenue recognition, bad debt allowance, the fair value of share-based awards, valuation of common stock, estimated useful life of software development costs, valuation of intellectual property and intangible assets, contingent liabilities, and valuation allowance for deferred tax assets, among others. These estimates are based on information available as of the date of the consolidated financial statements; therefore, actual results could differ from those estimates.
Segment Information	An operating segment is defined as a component of an entity that (a) engages in business from which it may earn revenues and incur expenses, (b) is regularly reviewed by the Chief Operating Decision Maker (CODM) for performance assessment and resource allocation decisions, and (c) has discrete financial information available. Sonder’s CODM is its Chief Executive Officer. Sonder has determined it has one operating and reportable segment as the CODM reviews financial information presented on a consolidated basis for purposes of performance assessment and resource allocation.
Revenue Recognition and Deferred Revenue	Sonder generates revenues primarily by providing short-term or month-to-month accommodations to its guests. Revenues are recognized on a straight-line basis over the guest stay commencing upon guest check-in and ending at guest check-out, net of discounts and refunds. For short-term accommodations, Sonder’s guests agree to its Terms of Service (“ToS”) and make payments for their accommodations at the time of reservation. For month-to-month accommodations, Sonder’s guests agree to its ToS and make payments for their accommodations in accordance with the lease contracts. Guests generally have the right to cancel prior to check-in, and are entitled to refunds in accordance with the agreed ToS. Payments received from guests prior to check-in are recognized as deferred revenue on the consolidated balance sheet. Sonder is required to collect certain taxes and fees from guests on behalf of governmental agencies and remit these to the applicable governmental agencies on a periodic basis. Sonder recognizes revenues net of taxes and fees collected. For revenue generated from management contracts with third-party property owners, Sonder generally receives base fees, which are fixed fees, and incentives fees, which are a percentage of the revenues or profits of accommodations. Sonder recognizes base fees on a monthly basis over the term of the agreement as those amounts become payable and incentive fees on a monthly basis over the term of the agreement based on each property’s financial results.
Leases
Sonder’s cost of revenue primarily consist of rental expenses from buildings or portions of buildings that serve as accommodations for its guests. Cost of revenue also includes cleaning costs and payment processing charges. Sonder does not recognize depreciation expense in cost of revenue as the accommodations provided to its guests are considered to be operating leases. Sonder also leases other properties such as warehouses to store furniture and corporate offices. Under ASC 840, leases are classified at their inception as either operating or capital leases based on the economic substance of the agreement. As of December 31, 2020 and 2019, there were no capital leases. The lease term is also determined at lease inception and generally begins on the date Sonder takes possession of the full or partial portions of leased premises. Sonder’s rent payment schedules vary by lease term per executed lease agreements and can be monthly, quarterly or bi-annually. A large majority of Sonder’s leases contain provisions for rent abatement periods, rent escalation, and tenant improvement allowances. Upon termination of a lease, related lease balances on the consolidated balance sheet are written-off. A liability for costs to terminate a lease before the end of its term is recognized in accordance with the lease terms and recorded in operations and support on the consolidated statement of operations and comprehensive loss.
Certain leases require the payment of real estate taxes, insurance, and certain common area maintenance costs in addition to minimum rent payments. These amounts are expensed as incurred and are included within operations and support for the properties for its guests and within general and administrative on Sonder’s consolidated statement of operations for its warehouses and corporate offices in the accompanying consolidated statements of operations and comprehensive loss.
As a result of COVID-19, Sonder sought rent concessions from its real estate owners, which led to a series of lease amendments during 2020. Sonder has concluded that the total cash flows resulting from the modified leases were substantially the same or less than the cash flows in the original lease contracts, and pursuant to the relief provided by the Financial Accounting Standards Board (“FASB”), has elected to not evaluate whether the concessions provided by the real estate owners due to COVID-19 are lease modifications under Accounting Standards Codification (ASC) 840. Sonder has accounted for the COVID-related concessions using variable lease expense approach, resulting in negative variable lease expenses for certain leases on its consolidated statement of operations and comprehensive loss during the periods in which the concession was received.

Deferred Rent	Deferred transaction costs consist of expenses incurred in connection with Sonder’s plan to become publicly traded, including legal, accounting, printing, and other related costs. After Sonder becomes publicly traded, these deferred costs will be reclassified to stockholders’ deficit and recorded against the proceeds from the transaction. As of September 30, 2021, Sonder recorded $5.5 million of deferred transaction costs in other current assets on the condensed consolidated balance sheet.If Sonder terminates its plan to become publicly traded or if there is a significant delay, all of the deferred transaction costs will be immediately written off to expenses in the condensed consolidated statements of operations and comprehensive loss.
A large majority of Sonder operating leases contain rent escalation clauses over the term of the lease, tenant improvement reimbursements, and rent abatement periods. For these leases, Sonder recognizes the related rent expense on a straight-line basis over the lease term and records the difference between rent expense and rent payments as deferred rent in the consolidated balance sheets. Sonder recognizes prepaid rent when rent payments are made in advance of the month the payment is related to. As of December 31, 2020 and 2019, deferred rent was $28.8 million and $25.2 million, respectively and prepaid rent was $9.9 million and $13.9 million, respectively.
The current portion of the deferred rent liability which is presented in deferred rent on the consolidated balance sheets represents the net decrease in the deferred rent liability that will occur over the twelve month period subsequent to the date of the consolidated balance sheets.
Certain leases contain contingent rent provisions that require additional rental payments based upon operating performance of the leased property. When achievement of such operating performance is probable, contingent rent is accrued in proportion to the operation performance recognized during the period that is attributable to the expected achievement of the operating performance.
Cash, Cash Equivalents, and Restricted Cash	Sonder considers all highly liquid investments with an original maturity of 90 days or less when purchased to be cash and cash equivalents. Cash is held in checking and interest-bearing accounts, and are recorded at cost, which approximates fair value. Restricted cash consists of cash collateral for standby letters of credit with a bank that were issued to Sonder’s real estate owners and for collateral required by the bank to support Sonder’s corporate credit card programs.
Fair Value Measurements	Sonder applies fair value accounting for all financial assets and liabilities and certain non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Refer to Note 5. Fair value measurement and financial instruments for additional information.
Accounts Receivable, Net of Allowance
Trade accounts receivable are recorded at the invoiced amount and are non-interest bearing.
Sonder maintains an allowance which reflects its best estimate of its exposure to balances deemed to be uncollectible. The determination of such allowance is based on an assessment which requires significant judgement. Because of this assessment, Sonder maintains an allowance for estimated losses resulting from the inability of certain customers to make all their required payments. Accounts receivable are written off as a decrease to the allowance when all collection efforts have been exhausted and an account is deemed uncollectible. Recoveries of receivables previously written off are recorded as a reduction of bad debt expense when received.
Concentration of Credit Risk	Financial instruments that potentially subject Sonder to concentrations of credit risk consist primarily of cash. Sonder places the majority of its cash with financial institutions in the United States that it believes to be of high credit quality and accordingly believes minimal credit risk exists with respect to these instruments. Certain of Sonder’s cash balances held with a financial institution are in excess of Federal Deposit Insurance Corporation limits. Sonder believes no significant concentration risk exists with respect to its cash.
Property and Equipment, net
Property and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets:

Classification	Useful Life
Furniture and fixtures	3 years
Computers, equipment, and software	3 years
Internal-use software	2 years
Leasehold improvements	Shorter of remaining lease term or the estimated useful life of 3 years
Depreciation and amortization expense are generally classified within the corresponding operating expenses categories on Sonder’s consolidated statements of operations and comprehensive loss. The cost of maintenance and repairs is expensed as incurred. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation and amortization are removed from their respective accounts, and any gain or loss on such sale or disposal is reflected on the consolidated statement of operations and comprehensive loss.
Internal-Use Software	Sonder capitalizes certain costs associated with software developed or obtained for internal use, which includes booking and pricing platform, mobile apps and website development. Sonder capitalizes costs when preliminary software development efforts are successfully completed, management has authorized and committed project funding and it is probable that the project will be completed and the software will be used as intended. Such costs are amortized on a straight-line basis over a two year estimated useful life of the related asset. Costs incurred prior to meeting these criteria, together with costs incurred for training and maintenance, are expensed as incurred. Costs incurred for software enhancements that are expected to result in additional material functionality are capitalized and amortized over the estimated useful life of the enhancements.
Foreign Currency	Sonder’s reporting currency is the U.S. dollar. Sonder determines the functional currency for each of its foreign subsidiaries by reviewing its operations and currencies used in its primary economic environments. Assets and liabilities for foreign subsidiaries with functional currency other than the U.S. dollar are translated into U.S. dollars at the rate of exchange existing at the balance sheet date. Statements of operations and comprehensive loss amounts are translated at average exchange rates for the period. Translation gains and losses are recorded in cumulative translation adjustment as a component of stockholders’ deficit in the consolidated balance sheets. Remeasurement gains and losses are included in other expense, net in the consolidated statements of operations and comprehensive loss. Monetary assets and liabilities are remeasured at the exchange rate on the balance sheet date, and nonmonetary assets and liabilities are measured at historical exchange rates.
Operations and Support	Operations and support costs primarily consist of personnel-related expenses, costs to operate guest accommodations, including utilities, lease termination fees, and property security services, depreciation of property and equipment of fixed assets purchased as part of the onboarding of new properties, other costs to onboard new properties, and purchases of non-capitalized items. Sonder records its operations and support expenses as they are incurred.
General and Administrative and Sales and Marketing	General and administrative costs primarily consist of personnel-related expenses for administrative functions, such as finance and accounting, legal, and human resources, real estate functions, such as market research and deal execution, and other corporate functions, such as expansion and sales management strategy and analytics. It also includes certain professional services fees, indirect taxes, rent expense related to Sonder’s corporate offices and bad debt expense, and other expenses Sonder incurs to manage and support its corporate functions.Sales and marketing costs primarily consist of service charges for bookings made through online travel agencies and personnel-related expenses.
Research and Development	Research and development expenses primarily consist of personnel-related expenses, software expenses in connection with the development of its existing and new services, and depreciation of property and equipment such as network servers and computers. Sonder continues to focus its research and development efforts on adding new features and services, and increasing the functionality and enhancing the ease of use of Sonder’s existing services. These costs are expensed as incurred.
Advertising expenses	Advertising expenses, which comprise majority of internet and social media marketing
Stock-Based Compensation Related to Stock Options and Performance Awards
Sonder recognizes stock-based compensation expense related to stock options in the consolidated statements of operations and comprehensive loss on a straight line basis over the requisite service period, which is generally four years. The compensation expense related to stock options is based on Sonder’s estimate of the fair value of stock options using the Black-Scholes-Merton option-pricing model on the grant date, which requires the use of highly subjective and complex assumptions, including the value of the underlying stock on the date of grant, the expected term of the option, the price volatility of the underlying stock, expected dividend yield, and risk-free interest rate.
Sonder estimates the expected term of stock options granted based on the simplified method as a result of not having sufficient historical data on stock option exercises. The simplified method calculates the expected term as the mid-point between the weighted-average time to vesting and the contractual maturity. The contractual term of Sonder’s stock options is ten years. Sonder estimates the volatility of its common stock on the date of grant based on the average historical stock price volatility of comparable publicly traded companies. Dividend yields are based on Sonder’s historical and expected future actions. The risk free interest rate is based on the yield curve of a zero-coupon U.S. Treasury bond on the grant date with a maturity equal to the expected term of the stock option award. Sonder has elected to account for forfeitures of stock-based compensation awards as they occur.
Recognition of any compensation expense relating to stock grants that vest contingent on an initial public offering or acquisition will be deferred until consummation of such initial public offering or acquisition.
Sonder recognizes the compensation expense related to performance awards based on its estimate of the fair value of the award using a Monte-Carlo simulation on the grant date. The Monte Carlo simulation model utilizes multiple input variables to estimate the probability that performance conditions will be achieved. These variables include Sonder’s expected stock price volatility over the expected term of the award, actual and projected employee stock option exercise behaviors, and the risk-free interest rate for the expected term of the award. Sonder recognizes compensation expense for its performance awards using an accelerated attribution method from the time it is deemed probable that the vesting condition will be met through the time the service-based vesting condition has been achieved. Due to the absence of an active market for Sonder’s common stock, its board of directors determines the fair value of Sonder’s common stock for purposes of granting stock options. In estimating the fair value of stock, Sonder utilized third-party valuation experts to assist the board of directors in determining the fair value of its common stock, and considers factors that it believes are material to the valuation process, including but not limited to, the price at which recent equity was issued by Sonder, actual and projected financial results, risks, prospects, economic and market conditions, and estimates of weighted average cost of capital. All grants of stock options have an exercise price equal to or greater than the fair value of Sonder’s common stock on the date of grant.
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statement of operations and comprehensive loss as of the enactment date. A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2020 and 2019, Sonder has recorded a full valuation allowance against its deferred tax assets due to its history of losses.
Sonder recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.
Sonder recognizes interest and penalties, if any, related to income tax matters as a component of income tax expense.
Comprehensive Loss	Comprehensive loss consists of net loss and other comprehensive loss. Other comprehensive loss primarily consists of foreign currency translation adjustments related to consolidation of foreign entities. Comprehensive loss is recorded as a component of stockholders’ deficit and is excluded from net loss.
Recently Adopted and Recently Issued Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. For public companies, the guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted. Sonder has early adopted ASU 2020-06 beginning January 1, 2021, and the adoption did not have a significant impact on its condensed consolidated financial statements.
Recently Issued Accounting Pronouncements
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which has subsequently been amended by ASUs 2018-01, 2018-10, 2018-11, 2018-20, 2019-01, 2019-10 and 2020-05. The guidance requires the recognition of right of use (ROU) assets and lease liabilities for substantially all leases under U.S. GAAP. The guidance retains a distinction between finance leases and operating leases, and the classification criteria for distinguishing between finance leases and operating leases are substantially similar to that under previous U.S. GAAP. The expense recognition and cash flow treatment arising from either a finance lease or operating lease by a lessee have not changed significantly from previous U.S. GAAP. For operating leases, a lessee is required to do the following: (i) recognize a ROU asset and a lease liability, initially measured at the present value of the lease payments, on the condensed consolidated balance sheets; (ii) recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis; and (iii) classify all cash payments within operating activities in the statement of cash flows. ASU 2016-02 is effective for public entities and employee benefit plans that file or furnish financial statements with or to the SEC for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and all other entities for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, except for employee benefit plans that file or furnish financial statements with or to the SEC or not-for-profit entities. Early application is allowed. In November 2019, the FASB issued amended guidance which defers the effective date for EGCs for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The adoption of this standard is expected to have a material impact on Sonder’s condensed consolidated financial statements, with the most significant effects related to the recognition of new ROU assets and lease liabilities on Sonder’s condensed consolidated balance sheets for its real estate operating leases and providing significant new disclosures about Sonder’s leasing activities.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which has subsequently been amended by ASUs 2018-19, 2019-04, 2019-05, 2019-10 and 2019-11. The guidance changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The guidance replaces the current ‘incurred loss’ model with an ‘expected loss’ approach. This generally will result in the earlier recognition of allowances for losses and requires increased disclosures. ASU 2016-13 is effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years and is effective for all other entities for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021, with early adoption permitted. Sonder is currently evaluating the impact ASU 2016-13 will have on its condensed consolidated financial statements.
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848), which was subsequently amended by ASU 2021-04. The guidance provides optional expedients and exceptions to contract modifications and hedging relationships that reference the London Interbank Offered Rate or another reference rate expected to be discontinued. The standard is effective upon issuance through December 31, 2022 and may be applied at the beginning of the interim period that includes March 12, 2020 or any date thereafter. Sonder does not have any hedging relationships and currently does not have material contracts impacted by reference rate reform; however, Sonder will continue to assess contracts through December 31, 2022.
In October 2020, the FASB issued ASU 2020-08, Codification Improvements to Subtopic 310-20, Receivables — Nonrefundable Fees and Other Costs, which clarifies when an entity should assess whether a callable debt security is within the scope of accounting guidance, which impacts the amortization period for nonrefundable fees and other costs. For public companies, the guidance is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early application is not permitted. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early application is permitted for all other entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Upon adoption, the amendments are to be applied on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. Sonder is currently evaluating the impact of this guidance on its condensed consolidated financial statements.
There are other new accounting pronouncements issued by the FASB that Sonder has adopted or will adopt, as applicable, and Sonder does not believe any of these accounting pronouncements have had, or will have, a material impact on its condensed consolidated financial statements or disclosures.
Recently Adopted Accounting Pronouncements
In April 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), which was subsequently amended by ASUs 2015-14, 2016-08, 2016-10,2016-12, 2016-20, 2018-18, 2019-08, 2020-05 and 2021-02. The guidance uses a five-step model to recognize revenue from customer contracts in an effort to increase consistency and comparability throughout global capital markets and across industries. Under the model, a company will identify the contract, identify any separate performance obligations in the contract, determine the transaction price, allocate the transaction price, and recognize revenue when the performance obligation is satisfied. On June 3, 2020, the FASB issued ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which granted a one-year effective date delay for certain companies and organizations applying the revenue recognition and leases guidance to give immediate relief as a result of the widespread adverse economic effects and business disruptions caused by COVID-19 pandemic. Early application continues to be permitted. Sonder adopted the standard on January 1, 2020 using a modified retrospective method. The adoption of the standard did not have a material impact on Sonder’s consolidated financial statements.
In June 2018, the FASB issued ASU 2018-07, Improvements to Non-Employee Share-Based Payment Accounting, which expands the scope of Topic 718 to include share-based payments granted to non-employees in exchange for goods or services used or consumed in an entity’s own operations. The new standard supersedes Subtopic 505-50. The guidance also applies to awards granted by an investor to employees and nonemployees of an equity method investee for goods or services used or consumed in the investee’s operations. This guidance is effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. For all other companies, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than a company’s adoption date of Topic 606. The amendments require a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Sonder adopted ASU 2018-07 beginning January 1, 2020, and the adoption did not have a significant impact on its consolidated financial statements.
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which removes, modifies, and adds disclosure requirements for fair value measurements to improve the overall usefulness of such disclosure requirements in Topic 820. The new standard is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted. An entity is permitted to early adopt any removed or modified disclosures and delay adoption of the additional disclosures until their effective date. Sonder has adopted ASU 2018-13 beginning January 1, 2020, and the adoption did not have a significant impact on its consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740), Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. The standard removes certain exceptions for recognizing deferred taxes for investments, performing intraperiod allocation and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. The ASU 2019-12 is effective for public business entities for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years and is effective for all other entities for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022 with early adoption permitted, including adoption in any interim period for (1) public business entities for periods for which financial statements have not yet been issued and (2) all other entities for periods for which financial statements have not yet been made available for issuance. An entity that elects to early adopt the amendments in an interim period should reflect any adjustments as of the beginning of the annual period that includes that interim period. Additionally, an entity that elects early adoption must adopt all the amendments in the same period. Sonder early adopted the standard on January 1, 2020 and has applied the standard retrospectively to all periods presented. The adoption of the standard did not have a material impact on the consolidated financial statements.
In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. For public companies, the guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted. Sonder has early adopted ASU 2020-06 beginning January 1, 2021, and the adoption did not have a significant impact on its consolidated financial statements.
Recently Issued Accounting Pronouncements
The Jumpstart Our Business Startups Act of 2012 permits an emerging growth company to take advantage of an extended transition period to comply with new or revised accounting standards applicable to public companies until those standards would otherwise apply to private companies. As an emerging growth company (EGC), Sonder has elected to take advantage of this extended transition period for certain new accounting standards.
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which has subsequently been amended by ASUs 2018-01, 2018-10, 2018-11, 2018-20, 2019-01, 2019-10 and 2020-05. The guidance requires the recognition of right of use (ROU) assets and lease liabilities for substantially all leases under U.S. GAAP. The guidance retains a distinction between finance leases and operating leases, and the classification criteria for distinguishing between finance leases and operating leases are substantially similar to that under previous U.S. GAAP. The expense recognition and cash flow treatment arising from either a finance lease or operating lease by a lessee have not changed significantly from previous U.S. GAAP. For operating leases, a lessee is required to do the following: (i) recognize a ROU asset and a lease liability, initially measured at the present value of the lease payments, on the consolidated balance sheets; (ii) recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis; and (iii) classify all cash payments within operating activities in the statement of cash flows. ASU 2016-02 is effective for public entities and employee benefit plans that file or furnish financial statements with or to the SEC for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and all other entities for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, except for employee benefit plans that file or furnish financial statements with or to the SEC or not-for-profit entities. Early application is allowed. In November 2019, the FASB issued amended guidance which defers the effective date for EGCs for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The adoption of this standard is expected to have a material impact on Sonder’s consolidated financial statements, with the most significant effects related to the recognition of new ROU assets and lease liabilities on Sonder’s consolidated balance sheets for its real estate operating leases and providing significant new disclosures about Sonder’s leasing activities.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which has subsequently been amended by ASUs 2018-19, 2019-04, 2019-05, 2019-10 and 2019-11. The guidance changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The guidance replaces the current ‘incurred loss’ model with an ‘expected loss’ approach. This generally will result in the earlier recognition of allowances for losses and requires increased disclosures. ASU 2016-13 is effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years and is effective for all other entities for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021, with early adoption permitted. Sonder is currently evaluating the impact ASU 2016-13 will have on its consolidated financial position, results of operations, and cash flows.
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848), which was subsequently amended by ASU 2021-04. The guidance provides optional expedients and exceptions to contract modifications and hedging relationships that reference the London Interbank Offered Rate or another reference rate expected to be discontinued. The standard is effective upon issuance through December 31, 2022 and may be applied at the beginning of the interim period that includes March 12, 2020 or any date thereafter. Sonder does not have any hedging relationships and currently does not have material contracts impacted by reference rate reform; however, Sonder will continue to assess contracts through December 31, 2022.
In October 2020, the FASB issued ASU 2020-08, Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs, which clarifies when an entity should assess whether a callable debt security is within the scope of accounting guidance, which impacts the amortization period for nonrefundable fees and other costs. For public companies, the guidance is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early application is not permitted. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early application is permitted for all other entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Upon adoption, the amendments are to be applied on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. Early adoption is not permitted. Sonder is currently evaluating the impact of this guidance on its consolidated financial statements. There are other new accounting pronouncements issued by the FASB that Sonder has adopted or will adopt, as applicable, and Sonder does not believe any of these accounting pronouncements have had, or will have, a material impact on its consolidated financial statements or disclosures.